Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2023	$ 1,658,908	$ 62,331	$ (84,816)	$ (388,492)	$ 1,247,931
Beginning Balance (shares) at Dec. 31, 2023					185,346,524
Net earnings				16,267	$ 16,267
Other comprehensive income			(57,822)		(57,822)
Comprehensive income			(57,822)	16,267	(41,555)
Dividends declared				(34,665)	(34,665)
Shares issued - Dividends reinvestment plan	3,282				$ 3,282
Shares issued - Dividends reinvestment plan (shares)					205,741
Shares issued - Employee share purchase plan	263				$ 263
Shares issued - Employee share purchase plan (shares)					16,497
Share options:
Share-based compensation		1,587			$ 1,587
Share options exercised	11,916	(2,519)			$ 9,397
Share option exercised (shares)					956,758
Restricted share units to be settled in common shares:
Share-based compensation		3,569			$ 3,569
Settlement	1,586	(2,975)		(722)	$ (2,111)
Settlement (shares)					160,331
Income tax impact		422			$ 422
Deferred share units to be settled in common shares:
Share-based compensation		1,082			1,082
Settlement	201	(437)		(92)	$ (328)
Settlement (shares)					19,351
Income tax impact		507			$ 507
Normal course issuer bid purchase of common shares	(216)			(212)	$ (428)
Normal course issuer bid purchase of common shares (shares)					(26,000)
Transfer of realized other comprehensive income of associates, net of income taxes			762	(762)	$ 0
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes			35	(35)	0
Ending Balance at Dec. 31, 2024	1,675,940	63,567	(141,841)	(408,713)	$ 1,188,953
Ending Balance (shares) at Dec. 31, 2024					186,679,202
Net earnings				206,088	$ 206,088
Other comprehensive income			93,345		93,345
Comprehensive income			93,345	206,088	299,433
Dividends declared				(39,284)	(39,284)
Shares issued - Dividends reinvestment plan	2,954				$ 2,954
Shares issued - Dividends reinvestment plan (shares)					128,684
Shares issued - Employee share purchase plan	255				$ 255
Shares issued - Employee share purchase plan (shares)					10,681
Share options:
Share-based compensation		681			$ 681
Share options exercised	14,888	(3,313)			$ 11,575
Share option exercised (shares)					1,123,809
Restricted share units to be settled in common shares:
Share-based compensation		6,825			$ 6,825
Settlement	2,207	(4,247)		(2,611)	$ (4,651)
Settlement (shares)					206,287
Income tax impact		1,843			$ 1,843
Deferred share units to be settled in common shares:
Share-based compensation		882			882
Settlement	644	(1,397)		(1,031)	$ (1,784)
Settlement (shares)					65,400
Income tax impact		1,032			$ 1,032
Normal course issuer bid purchase of common shares	(8,766)			(27,907)	$ (36,673)
Normal course issuer bid purchase of common shares (shares)					(1,061,828)
Transfer of realized other comprehensive income of associates, net of income taxes			261	(261)	$ 0
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes			(3,545)	3,545	0
Ending Balance at Dec. 31, 2025	$ 1,688,122	$ 65,873	$ (51,780)	$ (270,174)	$ 1,432,041
Ending Balance (shares) at Dec. 31, 2025					187,152,235